Stockholders' equity - Summary of Total Value of Class A Common Shares (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 MXN ($)
Disclosure of classes of share capital [line items]
Value Class A Common Shares as of January 1, 2024	$ 471,282
Value Class A Shares as of December 31, 2024	8,283,347
Class A
Disclosure of classes of share capital [line items]
Value Class A Common Shares as of January 1, 2024	0
Proceeds from the IPO	8,386,992
Underwriting fees and incremental and direct costs	(574,927)
Value Class A Shares as of December 31, 2024	$ 7,812,065